Share-Based Compensation - Summary of Stock Options Outstanding (Detail)	Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number	9,044,237	17,170,654	19,470,014
Options Outstanding, Weighted Average Remaining Life in Years | yr	7
Options Outstanding, Weighted Average Exercise Price	$ 58.41	$ 32.24	$ 31.15
Options Exercisable, Number	5,492,601
Options Exercisable, Weighted Average Exercise Price	$ 68.01
$37.00 to $41.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number	2,064,621
Options Outstanding, Weighted Average Remaining Life in Years | yr	7
Options Outstanding, Weighted Average Exercise Price	$ 38.59
Options Exercisable, Number	966,606
Options Exercisable, Weighted Average Exercise Price	$ 38.22
$44.00 to $52.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number	3,996,110
Options Outstanding, Weighted Average Remaining Life in Years | yr	8
Options Outstanding, Weighted Average Exercise Price	$ 46.88
Options Exercisable, Number	1,542,489
Options Exercisable, Weighted Average Exercise Price	$ 48.75
$64.00 to $75.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number	834,091
Options Outstanding, Weighted Average Remaining Life in Years | yr	4
Options Outstanding, Weighted Average Exercise Price	$ 71.57
Options Exercisable, Number	834,091
Options Exercisable, Weighted Average Exercise Price	$ 71.57
$80.00 to $88.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number	959,275
Options Outstanding, Weighted Average Remaining Life in Years | yr	4
Options Outstanding, Weighted Average Exercise Price	$ 82.30
Options Exercisable, Number	959,275
Options Exercisable, Weighted Average Exercise Price	$ 82.30
$91.00 to $110.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number	1,040,300
Options Outstanding, Weighted Average Remaining Life in Years | yr	4
Options Outstanding, Weighted Average Exercise Price	$ 99.04
Options Exercisable, Number	1,040,300
Options Exercisable, Weighted Average Exercise Price	$ 99.04
$130.00 to $131.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Options Outstanding, Number	149,840
Options Outstanding, Weighted Average Remaining Life in Years | yr	2
Options Outstanding, Weighted Average Exercise Price	$ 130.78
Options Exercisable, Number	149,840
Options Exercisable, Weighted Average Exercise Price	$ 130.78
Bottom of range [member] | $37.00 to $41.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	37.00
Bottom of range [member] | $44.00 to $52.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	44.00
Bottom of range [member] | $64.00 to $75.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	64.00
Bottom of range [member] | $80.00 to $88.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	80.00
Bottom of range [member] | $91.00 to $110.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	91.00
Bottom of range [member] | $130.00 to $131.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	130.00
Top of range [member] | $37.00 to $41.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	41.00
Top of range [member] | $44.00 to $52.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	52.00
Top of range [member] | $64.00 to $75.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	75.00
Top of range [member] | $80.00 to $88.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	88.00
Top of range [member] | $91.00 to $110.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	110.00
Top of range [member] | $130.00 to $131.00 [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Range of Exercise Prices	$ 131.00